Income Taxes (Details 1)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income tax	21.00%
State income taxes, less federal benefit	0.78%
Tax credits	1.87%
Permanent differences	(0.13%)
Change in valuation allowance	(20.92%)
Other (Release of VA)	0.45%
Effective tax rate benefit (expense)	2.15%